Series A Notes, Net Of Current Maturities (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended					12 Months Ended											2 Months Ended	12 Months Ended
	May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Jun. 30, 2010 USD ($) installment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Jun. 30, 2010 ILS	May 31, 2012 4.84% First Amount ILS	May 31, 2012 4.84% Second Amount ILS	May 31, 2012 Average spread 2.02% USD ($)	May 31, 2012 Average spread 2.285% USD ($)	Dec. 31, 2013 LIBOR 0.45%	May 31, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	May 31, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR) Average spread 2.02%	May 31, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR) Average spread 2.285%
Derivative [Line Items]
Proceeds from issuance of Series A Notes	$ 24,900	95,000	$ 224,000	831,000	$ 283,000	$ 0	$ 246,973	$ 0
Number of equal annual installments associated with note, in installments					10
Fixed interest rate of Series A Notes	4.84%	4.84%			4.84%	4.84%	4.84%
Series A Notes issuance costs	94		2,010		2,530	0	2,035	0
Series A Notes issuance costs, discount			1,795		2,164
Amortization of deferred issuance costs			215		366	92	153	422
Amount of Series A Note	24,407	92,000	217,420	807,000		423,509	450,040				1,100,000
Premium amount	260		3,675
Interest expense on Series A Notes						9,715	10,787	5,753
Cross currency interest rate swap transaction term, in years						10 years
Cross currency interest rate swap, amount						$ 287,000			1,100,000	1,100,000		807,000	92,000	$ 217,300	$ 24,100
Average spread on LIBOR																1.84%		1.65%	2.02%	2.285%
LIBOR measurement term, in months						6 months
Variable rate basis of fair value hedge transactions																	LIBOR	LIBOR
Effective interest rate						0.45%												0.45%
Fixed interest rate												4.84%